Deferred Revenue (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Deferred Licensing Revenue			$ 1,844,229
Deferred Revenue			338,613
Deferred Licensing Revenue, Recognized Period			5 years
Licenses Revenue	$ 100,594	$ 0	$ 167,657	$ 3,154,722